UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09069
                                     ------------------------------------------

ANZ Exchangeable Preferred Trust II
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

c/o The Bank of New York, 101 Barclay Street, New York, NY 10286
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(Address of principal executive offices) (Zip code)

c/o The Bank of New York, 101 Barclay Street, New York, NY 10286
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (302) 738-6680
                                                     --------------------------

Date of fiscal year end:  December 31, 2002
                          -----------------------------------------------------

Date of reporting period:  June 30, 2002
                           ----------------------------------------------------

Item 1. Reports to Stockholders.


                      ANZ EXCHANGEABLE PREFERRED TRUST II


                               FINANCIAL REPORT


                                 JUNE 30, 2002


                                  (UNAUDITED)

                                   CONTENTS


------------------------------------------------------------------------------

FINANCIAL STATEMENTS

    Statement of Net Assets                                                  1

    Schedule of Investments                                                  2

    Statement of Operations                                                  3

    Statements of Changes in Net Assets                                      4

    Notes to Financial Statements                                          5-7

    Financial Highlights                                                     8

ANZ EXCHANGEABLE PREFERRED TRUST II

STATEMENT OF NET ASSETS
June 30, 2002
(Unaudited)


-----------------------------------------------------------------------------------------------------
ASSETS

  Investments, at value (amortized cost $363,073,139) (Notes 2, 4, and 8)            $    363,820,139
  Cash                                                                                            333
  Accrued interest receivable                                                               6,328,060
                                                                                     ----------------
            Total Assets                                                                  370,148,532
                                                                                     ----------------

            Net Assets                                                               $    370,148,532
                                                                                     ================


COMPOSITION OF NET ASSETS
  Trust Units Exchangeable for Preference Shares ("TrUEPrS"), no par value;
    15,004,000 shares issued and outstanding (Note 9)                                $    362,981,242
  Unrealized appreciation of investments                                                      747,000
  Undistributed net investment income                                                       6,420,290
                                                                                     ----------------
            Net Assets                                                               $    370,148,532
                                                                                     ================

            Net Asset Value per TrUEPrS                                              $          24.67
                                                                                     ================









See Notes to Financial Statements.

ANZ EXCHANGEABLE PREFERRED TRUST II

SCHEDULE OF INVESTMENTS
June 30, 2002
(Unaudited)
                                                   Par           Maturity        Amortized            Market
Securities Description                            Value            Date            Cost               Value
-----------------------------------------------------------------------------------------------------------------

DEBT SECURITIES:
Aldobrandini (UK) Company, 8.08%,
  Mandatorily Redeemable Debt               $    375,100,000     01/15/48    $    363,073,139    $    363,073,139
                                            ----------------                 ------------------------------------
                                            $    375,100,000                      363,073,139         363,073,139
                                            ================

ADRs PURCHASE CONTRACT:
Australia and New Zealand Banking
  Group Limited Preference Shares
    Purchase Contract                                            01/15/48                   0             747,000
                                                                             ------------------------------------
              Total                                                          $    363,073,139    $    363,820,139
                                                                             ====================================







See Notes to Financial Statements.

ANZ EXCHANGEABLE PREFERRED TRUST II

STATEMENT OF OPERATIONS
For the Six Months ended June 30, 2002
(Unaudited)


---------------------------------------------------------------------------------------------------------------------
INTEREST INCOME                                                                                       $    15,152,001

EXPENSES:
  Administrative fees and expenses                                                 $        43,756
  Legal fees                                                                                40,000
  Accounting fees                                                                            8,000
  Printing and mailing expense                                                               7,500
  Trustees' fees (Note 5)                                                                    6,000
  Other expenses                                                                            19,916
                                                                                   ----------------
           Total fees and expenses                                                         125,172

EXPENSE REIMBURSEMENT (Note 7)                                                            (125,172)
                                                                                   ----------------

           Total expenses - net                                                                                     0
                                                                                                      ---------------
                                                                                                           15,152,001
           Net Investment Income

           Change in unrealized appreciation of investments                                                 4,953,000
                                                                                                      ---------------

           Net increase in net assets resulting from operations                                       $    20,105,001
                                                                                                      ===============






See Notes to Financial Statements.

ANZ EXCHANGEABLE PREFERRED TRUST II

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months and Year ended June 30, 2002 and December 31, 2001
(Unaudited)


-------------------------------------------------------------------------------------------------------------------
                                                                          Six Months
                                                                            Ended                   Year Ended
                                                                           June 30,                 December 31,
                                                                             2002                        2001
                                                                      ---------------------------------------------
OPERATIONS
  Net investment income                                               $    15,152,001             $    30,329,791
  Change in unrealized appreciation of investments                          4,953,000                  (8,407,120)
                                                                      --------------------------------------------
            Net increase in net assets
              from operations                                              20,105,001                  21,922,671
                                                                      --------------------------------------------

DISTRIBUTIONS
  Net investment income                                                   (15,154,040)                (30,308,080)
                                                                       -------------------------------------------
            Net decrease in net assets
              from distributions                                          (15,154,040)                (30,308,080)
                                                                       -------------------------------------------


            Total increase (decrease) in net assets for
              the period                                                    4,950,961                 (8,385,409)

            Net assets, beginning of period                               365,197,571                 373,582,980
                                                                       -------------------------------------------

            Net assets, end of period                                  $  370,148,532            $    365,197,571
                                                                       ===========================================








See Notes to Financial Statements.

ANZ EXCHANGEABLE PREFERRED TRUST II

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
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Note 1.  Organization

ANZ Exchangeable Preferred Trust II (the Trust) was established on October 13, 1998 and is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the Act). In November 1998, the Trust sold Trust Units Exchangeable for Preference Shares (each, a TrUEPrS) to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase 8.08% Mandatorily Redeemable Debt Securities due January 15, 2048 issued by Aldobrandini (UK) Company (the U.K. Company) and entered into a purchase contract with an affiliate of Australia and New Zealand Banking Group Limited (ANZ or the Company) for American Depositary Receipts (ADRs) representing, for each TrUEPrS, four fully paid preference shares issued by ANZ, an Australian corporation. The U.K. Company is also an affiliate of ANZ. The TrUEPrS will be exchanged for the ADRs pursuant to the contract on January 15, 2048 (Exchange Date) or sooner at the occurrence of an Exchange Event and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.


Note 2.  Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles.

  Valuation of Investments
  ------------------------

    The value of the Debt Securities held by the Trust will be determined in good faith by the board of trustees pursuant to procedures adopted by them. The ADRs Purchase Contract held by the Trust is valued at the bid price received by the Trust at the end of the period from an independent broker-dealer firm unaffiliated with the Trust which is in the business of making bids on financial instruments similar to the contract and with terms comparable hereto. The board of trustees has reviewed those methodologies used by the broker-dealer and believes the valuation to be appropriate.

  Investment Transactions
  -----------------------

    Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses are accounted for on the specific identification method.

  Use of Estimates
  ----------------

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

ANZ EXCHANGEABLE PREFERRED TRUST II

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
------------------------------------------------------------------------------

Note 3.  Distributions

The Trust distributes to holders $2.02 per TrUEPrS per annum from the interest payments received by the Trust on the Debt Securities. Distributions of $0.50 Per TrUEPrS are payable quarterly in arrears on each Dividend Payment Date to holders of record on the immediately preceding Record Date, except for the first distribution on January 15, 1999, which was $0.3142 per TrUEPrS.


Note 4.  Purchases and Sales of Investment

Purchase of the U.K. Company Debt Securities for the period ended December 31, 1998 totaled $362,981,242. There were no purchases or sales of investments during the six months and year ended June 30, 2002 and December 31, 2001.


Note 5.  Trustees Fees

Each of the three trustees is paid a quarterly fee of $1,000 for their services during the life of the Trust. Such fees and anticipated out-of-pocket expenses of each Trustee will be paid by the Jersey Holding Company pursuant to an expense agreement between it and The Bank of New York.


Note 6.  Income Taxes

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

Unrealized appreciation of investments at June 30, 2002 totaled $747,000. The amortized cost of investment securities for Federal income tax purposes was $363,073,139 at June 30, 2002.


Note 7.  Offering and Organizational Costs

The estimated expenses incurred by the Trust in connection with the offering of the TrUEPrS is $525,133, representing offering expense of $493,133 and organizational expenses of $32,000. The offering and organizational expense were paid to the Administrator by an affiliate of ANZ. As of June 30, 2002, $493,033 has been paid by the Administrator for these expenses.


Note 8.  Operating Expenses and Related Transactions

The annual administrative and other operating expenses of the Trust are estimated to be $250,000. Such amounts are estimated quarterly and paid to the Administrator by an affiliate of ANZ. Expenses incurred in excess of this amount will be paid by an affiliate of ANZ.

Cash of $89,583, received by the Administrator from an affiliate of ANZ for the payment of offering expenses and administrative and related operating expenses of the Trust, has not been included in the Trust's financial statements since the amount does not represent Trust property. At June 30, 2002, $823,184 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

ANZ EXCHANGEABLE PREFERRED TRUST II

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
------------------------------------------------------------------------------

Note 9.  ADRs Purchase Contract

On November 19, 1998, the Trust entered into a ADRs Purchase Contract (the Contract) with an affiliate of ANZ. Pursuant to such contract, each of the TrUEPrS will be exchanged on the Exchange Date, or sooner at the occurrence of an Exchange Event, for either (1) ADRs representing, for each TrUEPrS four fully paid non-cumulative 1998 Preference Shares (Series 2), liquidation preference US $6.25 per share issued by ANZ or (2) cash in an amount of US $25 per TrUEPrS, plus the accrued dividend distributions thereon for the then current quarterly dividend period. See the Trust's original prospectus, dated November 13, 1998, for the circumstances under which each would occur.

ANZ's obligations under the Contract are collateralized by $15,004,000 ADRs, each representing four ANZ preference shares, which are being held in the custody of the Trust's custodian, The Bank of New York.

As of June 30, 2002, no active market exists for the Contract. The Contract is valued by determining the marker price of one TrUEPrS as of the close of the New York Stock Exchange (the NYSE) on June 30, 2002, less the present value of the remaining quarterly payments to be made on each TrUEPrS as of June 30, 2002. The resulting present value of the expected future quarterly payments to each TrUEPrS is less than the market price of each TrUEPrS at June 30, 2002, accordingly, the Contract value is the difference. For purposes of determining of the NAV of each TrUEPrS, the value of the Contract is determined to be $747,000.

Note 10.  Capital Share Transactions

On November 6, 1998, 4,000 TrUEPrS were sold to the underwriters of the TrUEPrS for $100,000. During the offering period, the Trust sold an additional 15,000,000 TrUEPrS to the public and received net proceeds of $362,881,242 ($375,000,000 less sales commission of $11,625,625 and offering costs of $493,133). No TrUEPrS were sold or redeemed during the six months and year ended June 30, 2002 and December 31, 2001. As of June 30, 2002, there were 15,004,000 TrUEPrS issued and outstanding with an aggregate cost, net of sales commission and offering costs, of $362,981,242.

ANZ EXCHANGEABLE PREFERRED TRUST II

FINANCIAL HIGHLIGHTS
(UNAUDITED)
------------------------------------------------------------------------------
The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market values as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for periods of less than one year is not annualized.

                                                                                                                     November 19,
                                                               Six                                                       1998
                                                              Months       Year          Year          Year        (Commencement
                                                               Ended       Ended         Ended         Ended      of Operations) to
                                                               June       December      December      December     December 31,
                                                              30,2002     31, 2001      31, 2000      31, 1999          1998
                                                        ---------------------------------------------------------------------------
Per share operating performance for a  TrUEPrS
outstanding throughout the period
  Investment income                                     $      1.01      $    2.02     $     2.02      $    2.02     $       0.23
  Expenses                                                    (0.00)         (0.00)         (0.00)         (0.00)          (0.00)
                                                        ------------     ----------    ------------    ----------    --------------
    Investment income - net                                    1.01           2.02           2.02           2.02             0.23
Distributions from income                                     (1.01)         (2.02)         (2.02)         (1.82)           (0.00)
Unrealized gain (loss) on investment                           0.33          (0.56)          0.28              -                -
Adjustments to capital (commissions and offering                  -              -              -          (0.00)           (0.81)
expenses)
                                                        ------------     ----------    ------------    ----------    --------------
    Net increase(decrease) in net asset                         0.33         (0.56)          0.28           0.20            (0.58)
               value
Beginning net asset value                                      24.34         24.90          24.62          24.42            25.00
                                                        ------------     ----------    ------------    ----------    --------------
Ending net asset value                                  $      24.67     $   24.34     $    24.90      $   24.62     $      24.42
                                                        ------------     ----------    ============    ==========    ==============
Ending market value                                     $      25.58     $   25.40     $    24.69      $   21.31     $      26.00
                                                        ------------     ----------    ===========     ==========    ==============

Total investment return based on market value                 4.77 %       11.40 %         26.65 %      (10.27) %          4.00 %

Ratios/Supplemental data
Ratio of expenses to average net assets:
  Before reimbursement (1)                                    0.07 %        0.06 %          0.06 %        0.07 %           0.16 %
  After reimbursement (1)                                     0.00 %        0.00 %          0.00 %        0.00 %           0.00 %
Ratio of net investment income to average net assets:
  Before reimbursement (1)                                    8.24 %        8.15 %          8.10 %        8.16 %           7.95 %
  After reimbursement (1)                                     8.31 %        8.21 %          8.16 %        8.23 %           8.11 %

Net assets, end of period (in thousands)                $    370,149     $ 365,198     $   373,583     $ 369,362     $    366,464
  (1) Annualized

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The registrant's Managing Trustee, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) as of a date within ninety days of the filing date of this Form N-CSR, has concluded that the registrant's disclosure controls and procedures are adequate and effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, nor were there any significant deficiencies or material weaknesses in the registrant's internal controls. As a result, no corrective actions were required or undertaken.

Item 10. Exhibits.

(a) Not applicable.

(b) A separate certification for the Managing Trustee of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ANZ Exchangeable Preferred Trust II
-------------------------------------------------------------------------------
By: /s/Donald J. Puglisi
    ---------------------------------------------------------------------------
    Donald J. Puglisi*, Managing Trustee

Date: November 14, 2003
      -------------------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/Donald J. Puglisi
    ---------------------------------------------------------------------------
    Donald J. Puglisi*, Managing Trustee

Date: November 14, 2003
      -------------------------------------------------------------------------

* Person functions as the equivalent of Chief Executive Officer and Chief Financial Officer of ANZ Exchangeable Preferred Trust II.